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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: DECEMBER 31, 2012

Check here if Amendment [ ]; Amendment Number : ______
This Amendment:         [ ] is a restatement
                        [ ] adds new holdings entries


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:  Prosperity Capital Management Limited

Address:     45D Market Street
             2nd Floor, Suite 3202, Gardenia Court
             Camana Bay
             Grand Cayman, KY1-1004
             Cayman Islands

Form 13F File Number: 28-14446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Oliver J. Sinton

Title: Managing Director

Phone: +1 345 745 8500


SIGNATURE, PLACE AND DATE OF SIGNING:

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
  s/Oliver Sinton       Grand Cayman, Cayman Islands     31 January, 2012
------------------      ----------------------------     ----------------
    Signature                    City, State                   Date

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REPORT TYPE:

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


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                            FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of other included managers:       0

Form 13F Information Table Entry Total:  3


Form 13F Information Table Value Total: $117,415 (thousands)


LIST OF OTHER INCLUDED MANAGERS:

None

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                                                  FORM 13F INFORMATION TABLE

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
COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6  COLUMN 7            COLUMN 8
---------------   ---------  ---------  --------  ---------------------  ----------  --------  ----------------------------

NAME OF ISSUER     TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
                      CLASS      CUSIP  (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS       SOLE  SHARED       NONE
---------------   ---------  ---------  --------  ----------  ---  ----  ----------  --------  ---------  ------  ---------
VIMPELCOM LTD.    SPONSORED  92719A106   112,288  10,757,141   SH   ---     DEFINED      NONE  7,921,692     ---  2,835,449
                        ADR
MECHEL OAO         SPON ADR  583840509     1,887     973,275   SH   ---     DEFINED      NONE     44,594     ---    928,681
                        PRD
MOBILE            SPONSORED  607409109     3,239     173,780   SH   ---     DEFINED      NONE    173,780     ---        ---
TELESYSTEMS             ADR
OJSC


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